INTEREST IN MASTER TRUST - Investments in Master Trust (Details) - EBP Plans - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments at fair value:
Total at fair value	$ 7,129,991,825	$ 6,004,172,957
Investments at contract value:
Accrued income, expenses and pending trades - net	(366,368)	44,622
Plan's total interest in the Cummins Inc. Master Retirement Savings Trust	7,515,707,010	6,401,156,422
Cummins Inc. common stock
Investments at fair value:
Total at fair value	1,048,943,101	761,820,330
Common/collective trust funds
Investments at fair value:
Total at fair value	5,942,356,197	4,880,564,583
Registered investment companies
Investments at fair value:
Total at fair value	138,692,527	361,788,044
Synthetic guaranteed investment contract
Investments at contract value:
Synthetic guaranteed investment contract	$ 386,081,553	$ 396,938,843